Lease - Summary of Minimum Lease Payments Expected to be Collected (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Abstract]
Year ending December 31, 2023	¥ 655,303	$ 95,010
Year ending December 31, 2024	808,080	117,161
Year ending December 31, 2025	828,114	120,065
Year ending December 31, 2026	808,168	117,173
Year ending December 31, 2027 and thereafter	4,782,226	693,358
Total	¥ 7,881,891	$ 1,142,767